Financial instruments (Details 2) (CAD) In Millions, unless otherwise specified	Dec. 31, 2011
Coupon Interest Rate [Member]
Sensitivity analysis
50 basis point increase	1
50 basis point decrease	(1)
Discount Rate [Member]
Sensitivity analysis
50 basis point increase	(2)
50 basis point decrease	2